CONVERSION OPTIONS ON CONVERTIBLE DEBT INSTRUMENTS - Schedule of Conversion Options on Convertible Debt Instruments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	$ 224,942,365
Ending balance	257,874,872	$ 224,942,365
2023 Debenture Financing
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	25,034,073	30,342,059
Paid in kind interest	2,472,927	3,551,316
Fair value adjustment	(10,746,034)	(8,533,552)
Foreign currency translation adjustment	(577,204)	(325,750)
Ending balance	$ 16,183,762	$ 25,034,073